Leasing Arrangements - Additional Information (Detail) $ in Millions	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) Leases Locations	Sep. 30, 2020 Locations	Dec. 31, 2020 USD ($) Locations Leases	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Number of pre open locations	3	82	82
Previously open consolidated locations	59	24
Number of leases partial termination | Leases	150		200
Decrease in undiscounted fized minimum lease cost payments due | $			$ 2,700.0
Operating lease, contingent rent expense | $				$ 22.7
Executed non cancelable leases | $	$ 2,400.0		$ 3,500.0		$ 9,200.0
China Co [Member]
Lessee, Lease, Description [Line Items]
Number of pre open locations		7
Previously open consolidated locations		9